Right to Use Assets and Lease Liability - Schedule of Right Use of Assets (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Operating lease right-of-use asset, net	$ 385,436	$ 473,242	$ 529,135
Right to Use Assets Net - Related Party [Member]
Operating lease right-of-use asset, net	47,147	69,884
Right to Use Assets Net [Member]
Operating lease right-of-use asset, net	41,136	53,799
Right to Use Assets Net [Member]
Operating lease right-of-use asset, net	$ 297,153	$ 349,559